Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited	12 Months Ended
Aug. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

BALANCE SHEET

(Amounts in thousands)

	As of August 31,	As of August 31,
	2017	2018
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	1,094,979	1,702,804	249,312
Amounts due from related parties	14,735	393,123	57,558
Other receivables, deposits and other assets	399	2,530	371

Total current assets	1,110,113	2,098,457	307,241

Investment in subsidiaries	307,045	550,348	80,578
Long-term investments	—	204,968	30,010

Total non-current assets	307,045	755,316	110,588

TOTAL ASSETS	1,417,158	2,853,773	417,829

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other current liabilities	1,025	7,544	1,105
Non-current liabilities
Other non-current liabilities	—	4,654	681

TOTAL LIABILITIES	1,025	12,198	1,786

EQUITY
Share capital	7	9	1
Additional paid-in capital	1,403,608	2,469,815	361,613
Accumulated other comprehensive (loss) income	(36,494)	75,770	11,094
Retained earnings	49,012	295,981	43,335

Total equity	1,416,133	2,841,575	416,043

TOTAL LIABILITIES AND EQUITY	1,417,158	2,853,773	417,829

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME FOR THE YEARS ENDED AUGUST 31, 2018

(Amounts in thousands)

	2016	2017	2018
	RMB	RMB	RMB	USD
Other operating income	—	399	1,590	233
Selling, general and administrative expenses	—	(6,734)	(34,753)	(5,088)
Interest income, net	—	1,822	21,200	3,103
Equity in earnings of subsidiaries	(36,374)	176,563	258,932	37,911

Net (loss) income	(36,374)	172,050	246,969	36,159

Other comprehensive (loss) income	—	(36,494)	112,264	16,436

Comprehensive (loss) income	(36,374)	135,556	359,233	52,595

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

STATEMENTS OF SHAREHOLDERS’ EQUITY

(Amounts in thousands, except for share data)

	Share capital		Additional paid-in capital	Accumulated (deficit)	Accumulated other comprehensive income	Total equity
	Number of Shares	RMB	RMB	RMB	RMB	RMB
Balance at August 31, 2015	92,590,000	7	42,160	(86,664)	—	(44,497)

Acquisition of subsidiaries	3,844,870	—	102,530	—	—	102,530
Share-based compensation	3,565,130	—	95,070	—	—	95,070
Equity interests in subsidiaries and VIEs	—	—	—	(36,374)	—	(36,374)

Balance at August 31, 2016	100,000,000	7	239,760	(123,038)	—	116,729

Net (loss) income for the year	—	—	—	172,050	—	172,050
Acquisition of additional interest in subsidiaries of non-controlling interests	—	—	49,154	—	—	49,154
Distribution to owners under group Reorganization	—	—	(32,167)	—	—	(32,167)
Foreign currency translation	—	—	—	—	(36,494)	(36,494)
Issuance of ordinary shares upon IPO, net of offering cost	17,250,000	—	1,146,861	—	—	1,146,861

Balance at August 31, 2017	117,250,000	7	1,403,608	49,012	(36,494)	1,416,133

Net income for the year	—	—	—	246,969	—	246,969
Repurchase of ordinary shares*	—	—	(114,554)	—	—	(114,554)
Issuance of ordinary shares upon follow on offering, net of offering cost	10,000,000	2	1,151,700	—	—	1,151,702
Foreign currency translation	—	—	—	—	112,264	112,264
Share-based compensation	—	—	29,061	—	—	29,061

Balance at August 31, 2018 in RMB	127,250,000	9	2,469,815	295,981	75,770	2,841,575

Balance at August 31, 2018 in USD	127,250,000	1	361,613	43,335	11,094	416,043

Note*: Treasury stock represent ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. During the years ended December 31, 2016, 2017 and 2018, the Group repurchased a total of nil, nil and 1,207,465 shares from the market for a cash consideration of nil, nil and RMB 114,554.

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

STATEMENTS OF CASH FLOWS

(Amounts in thousands)

	2016	2017	2018
	RMB	RMB	RMB	USD
Cash flows from operating activities
Net (loss) income for the year	(36,374)	172,050	246,969	36,159
Share-based compensation	—	—	29,061	4,255
Investment income	—	—	—	—
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	36,374	(176,563)	(258,932)	(37,911)
Other receivables, deposits and other assets	—	(399)	(2,131)	(312)
Accrued expenses and other current liabilities	—	—	903	132
Other non-current assets and liabilities	—	—	4,654	681
Amounts due from related parties	—	(14,727)	(378,388)	(55,401)

Net cash used in operating activities	—	(19,639)	(357,864)	(52,397)

Cash flows from investing activities
Purchase of long-term investments	—	—	(190,920)	(27,953)

Net cash used in investing activities	—	—	(190,920)	(27,953)

Cash flows from financing activities
Proceeds from initial public offering	—	1,151,112	—	—
Proceeds from follow-on offering	—	—	1,151,702	168,624
Repurchase of ordinary shares	—	—	(108,938)	(15,950)

Net cash provided by financing activities	—	1,151,112	1,042,764	152,674

Net change in cash and cash equivalents	—	1,131,473	493,980	72,324

Cash and cash equivalents at beginning of the year	—	—	1,094,979	160,319
Effect of exchange rate changes on cash and cash equivalents	—	(36,494)	113,845	16,669

Cash and cash equivalents at end of the year	—	1,094,979	1,702,804	249,312

Note to Schedule 1

(In thousands)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of August 31, 2018, RMB 963,391 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company have been presented for the years ended August 31, 2016, 2017 and 2018.

Basis	of preparation

The condensed financial statements of the Company has been prepared using the same accounting policies as set out in its financial statements, except that the Company has used the equity method to account for its subsidiaries, other affiliated entities and its variable interest entities under common control with the Company. Accordingly, the condensed financial information presented herein represents the financial information of the Company.

Detailed footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote discloses certain supplemental information relating to the operations of the Company and, as such, the condensed financial statements of the Company should be read in conjunction with the notes to the accompanying financial statements of the Group.